Inventories (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2012
Inventory Disclosure [Abstract]
Finished goods inventory held on consignment	$ 22.9		$ 27.7
Inventory write down	2.4	8.6
Inventory adjustments to cost of goods sold	$ 0	$ 14.9	$ 0